Portfolio of Investments
CTIVP® – American Century Diversified Bond Fund, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 10.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aaset Trust(a)
Subordinated Series 2021-2A Class B
01/15/2047	3.538%	7,194,813	6,625,646
Aimco CLO 12 Ltd.(a),(b)
Series 2022-12A Class DR
3-month USD LIBOR + 2.900% Floor 2.900% 01/17/2032	3.133%	5,050,000	5,000,050
AIMCO CLO Ltd.(a),(b)
Series 2019-10A Class CR
3-month USD LIBOR + 1.900% Floor 1.900% 07/22/2032	2.159%	4,750,000	4,706,058
Aligned Data Centers Issuer LLC(a)
Subordinated Series 2021-1A Class B
08/15/2046	2.482%	6,300,000	5,831,364
ARES L CLO Ltd.(a),(b)
Series 2018-50A Class CR
3-month USD LIBOR + 1.900% Floor 1.900% 01/15/2032	2.141%	7,000,000	6,965,406
ARES LII CLO Ltd.(a),(b)
Series 2019-52A Class CR
3-month USD LIBOR + 2.100% Floor 2.100% 04/22/2031	2.359%	3,550,000	3,506,126
Series 2019-52A Class DR
3-month USD LIBOR + 3.300% Floor 3.300% 04/22/2031	3.559%	3,775,000	3,699,844
Ares XL CLO Ltd.(a),(b)
Series 2016-40A Class CRR
3-month USD LIBOR + 2.800% Floor 2.800% 01/15/2029	2.920%	6,400,000	6,231,475
Atrium IX(a),(b)
Series 209A Class BR2
3-month USD LIBOR + 1.500% Floor 1.500% 05/28/2030	2.008%	3,050,000	3,019,567
Bain Capital Credit CLO(a),(b)
Series 2019-2A Class CR
3-month USD LIBOR + 2.100% Floor 2.100% 10/17/2032	2.341%	6,150,000	6,083,531
Barings CLO Ltd.(a),(b)
Series 2016-2A Class DR2
3-month USD LIBOR + 3.150% Floor 3.150% 01/20/2032	3.404%	3,000,000	2,982,198
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
BDS Ltd.(a),(b)
Series 2021-FL7 Class C
1-month USD LIBOR + 1.700% Floor 1.700% 06/16/2036	2.168%		8,075,000	7,864,859
Blackbird Capital Aircraft(a)
Series 2021-1A Class A
07/15/2046	2.443%		5,932,440	5,425,844
Subordinated Series 2021-1A Class B
07/15/2046	3.446%		5,050,781	4,191,903
CarVal CLO III Ltd.(a),(b)
Series 2019-2A Class DR
3-month USD LIBOR + 2.950% Floor 2.950% 07/20/2032	3.204%		2,400,000	2,342,282
Castlelake Aircraft Securitization Trust(a)
Series 2018-1 Class A
06/15/2043	4.125%		3,762,983	3,392,991
Castlelake Aircraft Structured Trust(a)
Series 2017-1R Class A
08/15/2041	2.741%		5,197,238	4,589,381
Subordinated Series 2021-1A Class C
01/15/2046	7.000%		4,918,385	3,172,845
Clsec Holdings LLC
Subordinated Series 2021-1 Class C
05/11/2037	6.171%		12,928,230	11,466,332
Cologix Canadian Issuer LP(a)
Series 2022-1CAN Class A2
01/25/2052	4.940%	CAD	10,300,000	7,957,616
Dewolf Park CLO Ltd.(a),(b)
Series 2017-1A Class CR
3-month USD LIBOR + 1.850% Floor 1.850% 10/15/2030	1.974%		5,000,000	4,956,955
DI Issuer LLC(a)
Series 2021-1A Class A2
09/15/2051	3.722%		13,300,000	12,603,458
Dryden CLO Ltd.(a),(b)
Series 2019-72A Class CR
3-month USD LIBOR + 1.850% Floor 1.850% 05/15/2032	2.356%		4,550,000	4,503,426
Flexential Issuer(a)
Series 2021-1A Class A2
11/27/2051	3.250%		12,525,000	11,791,031
CTIVP® – American Century Diversified Bond Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goldentree Loan Management US CLO 4 Ltd.(a),(b)
Series 2019-4A Class CR
3-month USD LIBOR + 2.000% Floor 2.000% 04/24/2031	2.259%	7,785,000	7,702,393
Goodgreen(a),(c)
Series 2018-1A Class A
10/15/2053	3.930%	4,287,861	4,255,148
Goodgreen Trust(a)
Series 2021-1A Class A
10/15/2056	2.660%	3,536,245	3,320,165
KKR CLO Ltd.(a),(b)
Series 2018 Class CR
3-month USD LIBOR + 2.100% Floor 2.100% 07/18/2030	2.222%	3,525,000	3,481,893
Lunar Aircraft Ltd.(a)
Series 2020-1A Class A
02/15/2045	3.376%	6,541,355	5,876,379
Lunar Structured Aircraft Portfolio Notes(a)
Series 2021-1 Class A
10/15/2046	2.636%	8,151,493	7,474,757
Subordinated Series 2021-1 Class B
10/15/2046	3.432%	2,999,856	2,588,094
Magnetite XXIX Ltd.(a),(b)
Series 2021-29A Class D
3-month USD LIBOR + 2.600% Floor 2.600% 01/15/2034	2.841%	3,725,000	3,599,788
MAPS Trust(a)
Series 2021-1A Class A
06/15/2046	2.521%	7,137,923	6,608,837
Nassau Ltd.(a),(b)
Series 2019-IA Class BR
3-month USD LIBOR + 2.600% Floor 2.600% 04/15/2031	2.841%	7,000,000	6,804,560
Navigator Aircraft ABS Ltd.(a),(c)
Series 2021-1 Class A
11/15/2046	2.771%	8,273,959	7,628,842
Neuberger Berman Loan Advisers CLO Ltd.(a),(b)
Series 2018-30A Class DR
3-month USD LIBOR + 2.850% Floor 2.850% 01/20/2031	3.104%	3,800,000	3,683,659
Octagon Investment Partners 31 LLC(a),(b)
Series 2017-1A Class CR
3-month USD LIBOR + 2.050% Floor 2.050% 07/20/2030	2.304%	5,250,000	5,146,218
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Octagon Investment Partners XV Ltd.(a),(b)
Series 2013-1A Class CRR
3-month USD LIBOR + 2.000% Floor 2.000% 07/19/2030	2.248%	3,100,000	3,048,788
Palmer Square Loan Funding Ltd.(a),(b)
Series 2022-1A Class D
3-month USD LIBOR + 5.000% Floor 5.000% 04/15/2030	5.234%	4,700,000	4,636,155
PFP Ltd.(a),(b)
Subordinated Series 2021-8 Class D
1-month USD LIBOR + 2.150% Floor 2.150% 08/09/2037	2.260%	5,700,000	5,560,973
Pioneer Aircraft Finance Ltd.(a)
Series 2019-1 Class A
06/15/2044	3.967%	7,136,205	6,606,851
Ready Capital Mortgage Financing LLC(a),(b)
Subordinated Series 2021-FL5 Class C
1-month USD LIBOR + 2.250% Floor 2.250% 04/25/2038	2.707%	3,841,000	3,796,386
Rockford Tower CLO Ltd.(a),(b)
Series 2018-1A Class D
3-month USD LIBOR + 3.000% Floor 3.000% 05/20/2031	3.480%	5,300,000	5,184,147
Series 2020-1A Class C
3-month USD LIBOR + 2.350% 01/20/2032	2.604%	5,125,000	5,064,264
Sierra Timeshare Receivables Funding LLC(a)
Series 2019-2A Class C
05/20/2036	3.120%	2,002,471	1,973,710
Slam Ltd.(a)
Series 2021-1A Class A
06/15/2046	2.434%	5,284,940	4,844,614
START Ireland(a)
Series 2019-1 Class A
03/15/2044	4.089%	6,300,330	5,832,112
Stonepeak ABS(a)
Series 2021-1A Class AA
02/28/2033	2.301%	5,222,187	4,921,392
TCI-Symphony CLO Ltd.(a),(b)
Series 2016-1A Class CR2
3-month USD LIBOR + 2.150% Floor 2.150% 10/13/2032	2.268%	4,500,000	4,404,168

2	CTIVP® – American Century Diversified Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-1A Class CR
3-month USD LIBOR + 1.800% Floor 1.800% 07/15/2030	1.924%	9,900,000	9,738,907
Total Asset-Backed Securities — Non-Agency (Cost $287,928,647)			272,693,388

Commercial Mortgage-Backed Securities - Non-Agency 4.0%

BBCMS Mortgage Trust(a),(b)
Subordinated Series 2019-BWAY Class E
1-month USD LIBOR + 2.850% Floor 2.850% 11/25/2034	3.247%	8,236,000	7,820,445
BX Commercial Mortgage Trust(a),(b)
Subordinated CMO Series 2021-VOLT Class F
1-month USD LIBOR + 2.400% Floor 2.400% 09/15/2036	2.510%	8,900,000	8,584,444
BX Commercial Mortgage Trust(a),(c)
Subordinated Series 2020-VIV2 Class C
03/09/2044	3.661%	6,775,000	6,200,586
Subordinated Series 2020-VIVA Class D
03/11/2044	3.549%	6,750,000	6,057,738
BX Trust(a)
Series 2019-OC11 Class C
12/09/2041	3.856%	3,439,000	3,262,299
BXMT Ltd.(a),(c)
Subordinated Series 2020-FL2 Class D
02/15/2038	2.392%	7,034,000	6,833,265
ELP Commercial Mortgage Trust(a),(b)
Subordinated Series 2021-ELP Class E
1-month USD LIBOR + 2.118% Floor 2.118% 11/15/2038	2.515%	10,484,000	10,148,367
FirstKey Homes Trust(a)
Subordinated Series 2020-SFR1 Class D
09/17/2025	2.241%	6,450,000	6,120,142
Subordinated Series 2020-SFR2 Class E
10/19/2037	2.668%	21,100,000	20,023,655
Subordinated Series 2021-SFR1 Class F1
08/17/2038	3.238%	7,400,000	6,656,722
Tricon American Homes(a)
Series 2020-SFR1 Class C
07/17/2038	2.249%	7,400,000	6,900,655
Tricon American Homes LLC(a)
Series 2020-SFR1 Class D
07/17/2038	2.548%	7,200,000	6,590,967
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tricon American Homes Trust(a)
Subordinated Series 2020-SFR2 Class D
11/17/2039	2.281%	7,500,000	6,622,803
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $109,166,854)			101,822,088

Corporate Bonds & Notes 38.7%

Aerospace & Defense 0.5%
Boeing Co. (The)
05/01/2030	5.150%	2,115,000	2,252,595
02/01/2031	3.625%	2,110,000	2,053,368
05/01/2050	5.805%	1,630,000	1,880,996
TransDigm, Inc.
01/15/2029	4.625%	3,445,000	3,223,209
United Technologies Corp.
11/16/2028	4.125%	3,575,000	3,737,488
Total			13,147,656
Agencies 0.1%
Tennessee Valley Authority
09/15/2031	1.500%	2,100,000	1,880,943
Airlines 1.3%
Air Canada(a)
08/15/2026	3.875%	9,885,000	9,341,450
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	9,381,000	9,373,993
British Airways Pass-Through Trust(a)
03/15/2035	2.900%	3,425,716	3,092,624
Series 2021-1 Class B
09/15/2031	3.900%	1,810,723	1,687,785
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2028	4.750%	4,384,000	4,423,148
United Airlines Pass-Through Trust
Series 2020-1 Class B
01/15/2026	4.875%	1,855,008	1,820,506
United Airlines, Inc.(a)
04/15/2029	4.625%	4,976,000	4,737,146
Total			34,476,652
Automotive 0.9%
Aptiv PLC
12/01/2051	3.100%	1,940,000	1,542,357
Aptiv PLC/Aptiv Corp.
03/01/2032	3.250%	582,000	551,452
Ford Motor Credit Co. LLC
05/04/2023	3.096%	4,425,000	4,420,706
11/13/2025	3.375%	4,245,000	4,150,728
02/10/2029	2.900%	3,354,000	2,988,173

CTIVP® – American Century Diversified Bond Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
General Motors Co.
04/01/2038	5.150%	1,855,000	1,886,329
General Motors Financial Co., Inc.
06/20/2025	2.750%	5,666,000	5,508,464
10/15/2028	2.400%	2,032,000	1,826,824
Total			22,875,033
Banking 6.8%
Ally Financial, Inc.
Subordinated
11/20/2025	5.750%	4,935,000	5,196,497
Banco Santander SA(d)
09/14/2027	1.722%	2,000,000	1,813,029
03/24/2028	4.175%	1,000,000	1,006,940
Banco Santander SA
Subordinated
11/19/2025	5.179%	2,600,000	2,686,247
Bank of America Corp.(d)
07/22/2027	1.734%	7,060,000	6,562,707
12/20/2028	3.419%	7,135,000	7,071,237
10/22/2030	2.884%	7,490,000	7,097,452
Subordinated
09/21/2036	2.482%	2,025,000	1,743,837
03/08/2037	3.846%	2,070,000	1,983,321
Bank of Ireland Group PLC(a),(d)
09/30/2027	2.029%	2,979,000	2,697,389
BNP Paribas SA(a),(d)
Subordinated
03/01/2033	4.375%	2,995,000	2,977,251
Citigroup, Inc.(d)
01/25/2026	2.014%	2,137,000	2,057,670
02/24/2028	3.070%	3,800,000	3,708,100
10/27/2028	3.520%	5,859,000	5,818,605
Commonwealth Bank of Australia(a),(d)
Subordinated
09/12/2034	3.610%	2,925,000	2,802,350
Cooperatieve Rabobank UA(a),(d),(e)
04/06/2028	3.649%	437,000	436,056
Deutsche Bank AG(d)
11/16/2027	2.311%	3,215,000	2,957,933
Subordinated
05/24/2028	4.296%	6,286,000	6,216,137
12/01/2032	4.875%	2,905,000	2,835,233
FNB Corp.
02/24/2023	2.200%	3,670,000	3,646,052
Goldman Sachs Group, Inc. (The)(d)
01/24/2025	1.757%	7,500,000	7,313,652
10/21/2027	1.948%	10,184,000	9,468,850
04/23/2029	3.814%	5,600,000	5,638,243
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HSBC Holdings PLC(d)
03/10/2026	2.999%	2,500,000	2,451,747
05/24/2032	2.804%	1,760,000	1,602,299
Intesa Sanpaolo SpA(a),(d)
Subordinated
06/01/2032	4.198%	5,755,000	5,093,271
JPMorgan Chase & Co.(d)
04/22/2027	1.578%	2,170,000	2,021,452
02/24/2028	2.947%	2,256,000	2,201,511
06/01/2029	2.069%	9,979,000	9,173,374
04/22/2031	2.522%	2,935,000	2,717,783
Morgan Stanley(d)
01/25/2024	0.529%	8,081,000	7,950,530
10/21/2025	1.164%	4,786,000	4,548,440
02/18/2026	2.630%	5,368,000	5,269,396
Subordinated
09/16/2036	2.484%	2,076,000	1,782,246
National Australia Bank Ltd.(a)
Subordinated
08/21/2030	2.332%	1,736,000	1,511,585
Nationwide Building Society(a),(d)
Subordinated
10/18/2032	4.125%	3,870,000	3,816,059
PNC Financial Services Group, Inc. (The)(d)
12/31/2049	3.400%	2,304,000	2,077,766
Societe Generale SA(a),(d)
06/09/2027	1.792%	2,310,000	2,092,414
Subordinated
01/21/2043	4.027%	1,223,000	1,070,350
SVB Financial Group(d)
12/31/2049	4.250%	1,122,000	1,044,357
Swedbank AB(a),(e)
04/04/2025	3.356%	652,000	653,707
UBS Group AG(a),(d)
08/10/2027	1.494%	2,865,000	2,610,320
UniCredit SpA(a),(d)
06/03/2032	3.127%	4,605,000	4,055,451
Subordinated
06/19/2032	5.861%	4,455,000	4,378,196
US Bancorp(d)
Subordinated
11/03/2036	2.491%	2,845,000	2,548,607
Wells Fargo & Co.(d)
03/24/2028	3.526%	2,083,000	2,080,243
04/30/2041	3.068%	3,995,000	3,600,599

4	CTIVP® – American Century Diversified Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Westpac Banking Corp.(d)
Subordinated
02/04/2030	2.894%	1,355,000	1,307,731
11/18/2036	3.020%	1,533,000	1,358,716
Total			172,752,938
Brokerage/Asset Managers/Exchanges 0.5%
Blue Owl Finance LLC(a)
06/10/2031	3.125%	597,000	508,230
10/07/2051	4.125%	1,281,000	1,015,842
Charles Schwab Corp. (The)
03/03/2027	2.450%	1,175,000	1,140,841
Coinbase Global, Inc.(a)
10/01/2028	3.375%	5,738,000	5,070,601
LPL Holdings, Inc.(a)
11/15/2027	4.625%	5,046,000	4,962,220
Total			12,697,734
Building Materials 0.7%
Builders FirstSource, Inc.(a)
03/01/2030	5.000%	5,888,000	5,798,070
02/01/2032	4.250%	1,202,000	1,119,332
Cemex SAB de CV(a)
09/17/2030	5.200%	2,540,000	2,526,493
Eagle Materials, Inc.
07/01/2031	2.500%	2,119,000	1,887,661
Fortune Brands Home & Security, Inc.
03/25/2052	4.500%	1,100,000	1,077,304
Standard Industries, Inc.(a)
07/15/2030	4.375%	4,656,000	4,265,641
Total			16,674,501
Cable and Satellite 0.7%
Charter Communications Operating LLC/Capital
06/01/2041	3.500%	1,547,000	1,293,873
07/01/2049	5.125%	3,175,000	3,161,085
Comcast Corp.
04/01/2040	3.750%	3,035,000	3,047,942
DISH DBS Corp.(a)
12/01/2026	5.250%	2,670,000	2,547,629
Time Warner Cable LLC
09/15/2042	4.500%	4,235,000	3,917,257
VTR Finance NV(a)
07/15/2028	6.375%	5,330,000	5,169,688
Total			19,137,474
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.3%
CF Industries, Inc.
03/15/2034	5.150%	2,050,000	2,279,223
06/01/2043	4.950%	1,480,000	1,593,549
Tronox, Inc.(a)
03/15/2029	4.625%	3,430,000	3,210,739
Total			7,083,511
Consumer Cyclical Services 0.3%
Block Financial LLC
08/15/2030	3.875%	2,991,000	2,929,577
Realogy Group LLC/Co-Issuer Corp.(a)
04/15/2030	5.250%	4,290,000	3,947,226
Total			6,876,803
Consumer Products 0.1%
GSK Consumer Healthcare Capital US LLC(a)
03/24/2052	4.000%	1,150,000	1,152,981
Tempur Sealy International, Inc.(a)
10/15/2031	3.875%	2,336,000	2,003,230
Total			3,156,211
Diversified Manufacturing 0.3%
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	4,583,000	4,941,588
Wabtec Corp.(d)
09/15/2028	4.950%	3,442,000	3,636,550
Total			8,578,138
Electric 2.1%
AEP Texas, Inc.
07/01/2030	2.100%	2,760,000	2,461,627
Ameren Corp.
01/15/2031	3.500%	2,975,000	2,940,286
Baltimore Gas and Electric Co.
06/15/2031	2.250%	1,623,000	1,481,481
CenterPoint Energy, Inc.
11/01/2028	4.250%	790,000	651,768
06/01/2031	2.650%	1,923,000	1,781,220
Commonwealth Edison Co.
11/15/2049	3.200%	2,730,000	2,509,326
Dominion Energy, Inc.
08/01/2041	4.900%	1,890,000	2,058,359
Duke Energy Carolinas LLC
04/15/2031	2.550%	1,050,000	992,069
Duke Energy Corp.
06/15/2031	2.550%	1,160,000	1,063,590

CTIVP® – American Century Diversified Bond Fund | First Quarter Report 2022	5

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Energy Florida LLC
06/15/2030	1.750%	1,845,000	1,639,437
11/15/2042	3.850%	340,000	338,988
Duke Energy Progress LLC
12/01/2044	4.150%	3,185,000	3,294,752
Entergy Arkansas LLC
06/15/2051	2.650%	1,410,000	1,157,744
Exelon Corp.
04/15/2046	4.450%	905,000	945,814
Exelon Corp.(a)
03/15/2052	4.100%	513,000	522,268
FEL Energy VI Sarl(a)
12/01/2040	5.750%	4,534,621	4,079,739
Florida Power & Light Co.
02/03/2032	2.450%	1,443,000	1,358,325
02/01/2042	4.125%	1,840,000	1,947,107
Indiana Michigan Power Co.
05/01/2051	3.250%	1,049,000	940,572
MidAmerican Energy Co.
10/15/2044	4.400%	2,030,000	2,192,591
Northern States Power Co.
04/01/2052	3.200%	1,685,000	1,591,977
NRG Energy, Inc.(a)
12/02/2025	2.000%	5,835,000	5,495,333
02/15/2032	3.875%	1,567,000	1,384,090
Pacific Gas and Electric Co.
06/01/2041	4.200%	1,090,000	954,101
PacifiCorp
03/15/2051	3.300%	2,070,000	1,910,433
Public Service Electric and Gas Co.
03/15/2032	3.100%	1,449,000	1,433,402
Union Electric Co.(e)
04/01/2052	3.900%	1,456,000	1,507,422
WEC Energy Group, Inc.
10/15/2027	1.375%	3,690,000	3,317,163
Xcel Energy, Inc.
06/01/2030	3.400%	2,445,000	2,442,380
Total			54,393,364
Environmental 0.1%
Waste Connections, Inc.
06/01/2032	3.200%	1,000,000	974,665
01/15/2052	2.950%	1,879,000	1,608,476
Total			2,583,141
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 3.1%
AerCap Ireland Capital DAC/Global Aviation Trust
10/29/2028	3.000%	2,448,000	2,256,659
10/29/2033	3.400%	2,258,000	2,032,083
10/29/2041	3.850%	823,000	723,363
Air Lease Corp.(d)
12/31/2049	4.125%	4,480,000	3,814,482
Aircastle Ltd.(a)
08/11/2025	5.250%	4,041,000	4,120,920
Aircastle Ltd.(a),(d)
12/31/2049	5.250%	5,910,000	5,355,277
Avolon Holdings Funding Ltd.(a)
04/15/2026	4.250%	1,800,000	1,784,731
05/01/2026	4.375%	271,000	268,579
11/18/2027	2.528%	1,045,000	929,671
02/21/2028	2.750%	4,359,000	3,903,894
Bain Capital Specialty Finance, Inc.
10/13/2026	2.550%	5,861,000	5,289,523
Blackstone Private Credit Fund(a)
12/15/2026	2.625%	2,310,000	2,073,076
03/15/2027	3.250%	3,933,000	3,610,973
Blackstone Secured Lending Fund(a)
09/30/2028	2.850%	1,835,000	1,592,323
Castlelake Aviation Finance DAC(a)
04/15/2027	5.000%	2,905,000	2,593,706
Freedom Mortgage Corp.(a)
01/15/2027	6.625%	5,980,000	5,547,521
FS KKR Capital Corp.(a)
02/14/2025	4.250%	782,000	769,414
FS KKR Capital Corp.
10/12/2028	3.125%	1,688,000	1,507,960
Golub Capital BDC, Inc.
08/24/2026	2.500%	1,110,000	1,021,887
Hercules Capital, Inc.
09/16/2026	2.625%	2,028,000	1,857,206
01/20/2027	3.375%	1,729,000	1,625,152
Main Street Capital Corp.
07/14/2026	3.000%	1,851,000	1,723,268
Owl Rock Capital Corp.
07/15/2026	3.400%	746,000	702,754
01/15/2027	2.625%	1,464,000	1,318,265
OWL Rock Core Income Corp.(a)
09/23/2026	3.125%	4,420,000	4,002,677
Owl Rock Technology Finance Corp.(a)
06/30/2025	6.750%	2,920,000	3,067,966
12/15/2025	4.750%	150,000	147,999
Owl Rock Technology Finance Corp.
01/15/2027	2.500%	2,523,000	2,277,271

6	CTIVP® – American Century Diversified Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Prospect Capital Corp.
01/22/2026	3.706%	2,679,000	2,512,689
10/15/2028	3.437%	1,082,000	927,630
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2026	2.875%	6,601,000	6,070,288
SLM Corp.
11/02/2026	3.125%	2,841,000	2,636,281
Total			78,065,488
Food and Beverage 1.4%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	4,685,000	5,205,409
Anheuser-Busch InBev Worldwide, Inc.
01/23/2029	4.750%	4,415,000	4,787,149
JDE Peet’s NV(a)
09/24/2031	2.250%	3,195,000	2,781,722
Kraft Heinz Foods Co.
06/04/2042	5.000%	2,499,000	2,666,990
Lamb Weston Holdings, Inc.(a)
01/31/2030	4.125%	3,394,000	3,169,902
Sysco Corp.
07/15/2026	3.300%	1,320,000	1,326,220
04/01/2030	5.950%	3,983,000	4,625,752
United Natural Foods, Inc.(a)
10/15/2028	6.750%	3,140,000	3,217,795
US Foods, Inc.(a)
02/15/2029	4.750%	3,500,000	3,347,638
06/01/2030	4.625%	3,862,000	3,577,787
Total			34,706,364
Gaming 0.8%
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	3,216,000	3,016,260
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	2,485,000	2,594,429
International Game Technology PLC(a)
01/15/2029	5.250%	6,160,000	6,146,167
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	2,108,000	1,882,996
Scientific Games International, Inc.(a)
11/15/2029	7.250%	3,281,000	3,437,991
VICI Properties LP/Note Co., Inc.(a)
08/15/2030	4.125%	4,620,000	4,466,254
Total			21,544,097
Health Care 1.2%
Avantor Funding, Inc.(a)
11/01/2029	3.875%	2,140,000	2,023,320
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Baxter International, Inc.(a)
02/01/2027	1.915%	3,375,000	3,156,189
02/01/2032	2.539%	3,270,000	2,990,157
CVS Health Corp.
08/21/2030	1.750%	2,390,000	2,095,026
03/25/2038	4.780%	1,955,000	2,134,203
Danaher Corp.
12/10/2051	2.800%	2,110,000	1,793,439
HCA, Inc.
07/15/2031	2.375%	1,565,000	1,397,570
07/15/2051	3.500%	2,260,000	1,958,270
Illumina, Inc.
03/23/2031	2.550%	3,007,000	2,733,484
Kaiser Foundation Hospitals
06/01/2051	3.002%	1,575,000	1,388,735
Novant Health, Inc.
11/01/2051	3.168%	1,880,000	1,682,171
Universal Health Services, Inc.(a)
09/01/2026	1.650%	3,813,000	3,497,030
10/15/2030	2.650%	4,480,000	4,073,636
Total			30,923,230
Healthcare Insurance 0.3%
Centene Corp.
12/15/2029	4.625%	3,567,000	3,603,806
02/15/2030	3.375%	2,674,000	2,518,688
Humana, Inc.
02/03/2032	2.150%	2,730,000	2,396,225
Total			8,518,719
Healthcare REIT 0.5%
MPT Operating Partnership LP/Finance Corp.
10/15/2027	5.000%	3,265,000	3,321,622
National Health Investors, Inc.
02/01/2031	3.000%	5,334,000	4,646,065
Sabra Health Care LP
12/01/2031	3.200%	4,093,000	3,657,224
Total			11,624,911
Home Construction 0.4%
DR Horton, Inc.
10/15/2024	2.500%	2,850,000	2,809,821
KB Home
11/15/2029	4.800%	4,675,000	4,520,410
Meritage Homes Corp.(a)
04/15/2029	3.875%	3,135,000	2,985,100
Total			10,315,331

CTIVP® – American Century Diversified Bond Fund | First Quarter Report 2022	7

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 1.0%
Aker BP ASA(a)
01/15/2030	3.750%	3,030,000	2,965,776
01/15/2031	4.000%	1,280,000	1,274,382
Antero Resources Corp.(a)
02/01/2029	7.625%	2,897,000	3,136,355
Continental Resources, Inc.(a)
11/15/2026	2.268%	2,040,000	1,908,842
04/01/2032	2.875%	1,436,000	1,277,563
Diamondback Energy, Inc.
12/01/2029	3.500%	2,125,000	2,104,492
03/15/2052	4.250%	440,000	434,825
Energean Israel Finance Ltd.(a)
03/30/2024	4.500%	482,000	478,407
Geopark Ltd.(a)
01/17/2027	5.500%	2,250,000	2,140,243
MEG Energy Corp.(a)
02/01/2029	5.875%	4,635,000	4,698,891
Southwestern Energy Co.
03/15/2030	5.375%	4,742,000	4,820,221
Total			25,239,997
Integrated Energy 0.1%
BP Capital Markets America, Inc.
06/17/2041	3.060%	1,720,000	1,551,316
Cenovus Energy, Inc.
01/15/2032	2.650%	1,910,000	1,728,965
Total			3,280,281
Leisure 0.2%
Carnival Corp.(a)
03/01/2027	5.750%	4,920,000	4,689,612
Life Insurance 1.2%
Athene Global Funding(a)
08/19/2028	1.985%	2,196,000	1,929,727
Brighthouse Financial Global Funding(a)
06/28/2028	2.000%	1,825,000	1,631,264
CoreBridge Financial, Inc.(a),(e)
04/05/2029	3.850%	1,423,000	1,421,705
04/05/2042	4.350%	658,000	657,822
GA Global Funding Trust(a)
01/06/2032	2.900%	2,075,000	1,888,621
Global Atlantic Fin Co.(a)
06/15/2031	3.125%	1,657,000	1,478,805
Global Atlantic Fin Co.(a),(d)
Subordinated
10/15/2051	4.700%	4,435,000	4,182,788
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Guardian Life Global Funding(a)
09/16/2028	1.625%	3,171,000	2,790,307
Hill City Funding Trust(a)
08/15/2041	4.046%	4,895,000	4,110,489
Protective Life Global Funding(a)
03/28/2025	3.218%	1,124,000	1,121,977
Prudential Financial, Inc.(d)
03/01/2052	5.125%	2,505,000	2,522,178
RGA Global Funding(a)
01/18/2029	2.700%	2,715,000	2,566,725
SBL Holdings, Inc.(a)
11/13/2026	5.125%	2,045,000	2,075,782
SBL Holdings, Inc.(a),(d)
12/31/2049	6.500%	3,248,000	2,949,314
Total			31,327,504
Lodging 0.2%
Hilton Domestic Operating Co., Inc.(a)
05/01/2029	3.750%	2,714,000	2,550,544
Marriott International, Inc.
10/15/2032	3.500%	2,467,000	2,349,211
Total			4,899,755
Media and Entertainment 1.3%
AMC Networks, Inc.
02/15/2029	4.250%	2,996,000	2,797,130
Discovery Communications LLC
05/15/2050	4.650%	1,650,000	1,610,580
Gray Escrow II, Inc.(a)
11/15/2031	5.375%	3,640,000	3,481,687
Magallanes, Inc.(a)
03/15/2027	3.755%	1,551,000	1,548,749
03/15/2042	5.050%	978,000	997,749
03/15/2052	5.141%	2,145,000	2,195,914
Netflix, Inc.
02/15/2025	5.875%	1,175,000	1,254,408
04/15/2028	4.875%	5,043,000	5,265,317
11/15/2028	5.875%	1,110,000	1,223,388
Netflix, Inc.(a)
06/15/2025	3.625%	553,000	555,005
Omnicom Group, Inc.
08/01/2031	2.600%	2,035,000	1,881,896
Sinclair Television Group, Inc.(a)
12/01/2030	4.125%	5,415,000	4,831,152
Viacom, Inc.
03/15/2043	4.375%	1,815,000	1,725,837
ViacomCBS, Inc.
06/01/2029	4.200%	1,835,000	1,868,355

8	CTIVP® – American Century Diversified Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Walt Disney Co. (The)
03/23/2050	4.700%	1,310,000	1,516,703
Total			32,753,870
Metals and Mining 1.4%
Alcoa Nederland Holding BV(a)
03/31/2029	4.125%	4,440,000	4,352,320
Cleveland-Cliffs, Inc.(a)
03/01/2029	4.625%	6,459,000	6,377,288
Freeport-McMoRan, Inc.
08/01/2030	4.625%	9,046,000	9,248,184
Glencore Funding LLC(a)
09/23/2031	2.625%	2,975,000	2,660,516
Minera Mexico SA de CV(a)
01/26/2050	4.500%	3,200,000	3,004,840
Novelis Corp.(a)
01/30/2030	4.750%	4,170,000	4,050,903
08/15/2031	3.875%	1,533,000	1,401,829
Nucor Corp.
04/01/2032	3.125%	1,000,000	966,332
Steel Dynamics, Inc.
04/15/2030	3.450%	1,210,000	1,192,890
Teck Resources Ltd.
07/15/2041	6.250%	2,485,000	2,975,995
Total			36,231,097
Midstream 1.1%
Enbridge, Inc.
08/01/2051	3.400%	800,000	711,889
Energy Transfer Operating LP
04/15/2029	5.250%	4,110,000	4,404,516
Energy Transfer Partners LP
03/15/2035	4.900%	1,870,000	1,894,377
Enterprise Products Operating LLC
03/15/2044	4.850%	2,795,000	2,961,088
02/15/2053	3.300%	1,473,000	1,259,616
Galaxy Pipeline Assets Bidco Ltd.(a)
09/30/2040	2.940%	6,000,000	5,430,967
Kinder Morgan Energy Partners LP
09/01/2039	6.500%	1,736,000	2,062,443
MPLX LP
03/14/2052	4.950%	2,100,000	2,187,234
Sabine Pass Liquefaction LLC
03/01/2025	5.625%	4,315,000	4,562,454
Transcontinental Gas Pipe Line Co. LLC
05/15/2030	3.250%	2,015,000	1,966,611
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Venture Global Calcasieu Pass LLC(a)
11/01/2033	3.875%	1,949,000	1,862,866
Total			29,304,061
Natural Gas 0.4%
Infraestructura Energetica Nova SAB de CV(a)
01/15/2051	4.750%	3,400,000	2,952,465
NiSource Finance Corp.
02/01/2045	5.650%	1,985,000	2,247,864
Sempra Energy
06/15/2027	3.250%	3,200,000	3,161,403
Southern Co. Gas Capital Corp.
01/15/2031	1.750%	2,835,000	2,432,924
Total			10,794,656
Office REIT 0.3%
Corporate Office Properties LP
01/15/2029	2.000%	3,255,000	2,873,620
Office Properties Income Trust
02/01/2027	2.400%	2,400,000	2,138,394
Piedmont Operating Partnership LP
04/01/2032	2.750%	2,522,000	2,242,224
Total			7,254,238
Oil Field Services 0.2%
Halliburton Co.
03/01/2030	2.920%	2,185,000	2,115,100
Helmerich & Payne, Inc.(a)
09/29/2031	2.900%	3,232,000	2,965,754
Total			5,080,854
Other Industry 0.1%
Quanta Services, Inc.
01/15/2032	2.350%	3,120,000	2,713,730
Other REIT 1.6%
American Finance Trust, Inc./Operating Partner LP(a)
09/30/2028	4.500%	9,012,000	8,134,087
Broadstone Net Lease LLC
09/15/2031	2.600%	1,572,000	1,403,867
EPR Properties
12/15/2026	4.750%	2,048,000	2,050,962
04/15/2028	4.950%	7,637,000	7,659,110
11/15/2031	3.600%	1,046,000	950,929
Ladder Capital Finance Holdings LLLP/Corp.(a)
06/15/2029	4.750%	4,756,000	4,487,344
Lexington Realty Trust
10/01/2031	2.375%	3,755,000	3,335,319

CTIVP® – American Century Diversified Bond Fund | First Quarter Report 2022	9

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%	1,397,000	1,396,766
Rexford Industrial Realty LP
09/01/2031	2.150%	2,987,000	2,583,548
RHP Hotel Properties LP/Finance Corp.
10/15/2027	4.750%	1,888,000	1,822,319
Safehold Operating Partnership LP
01/15/2032	2.850%	4,410,000	3,889,661
XHR LP(a)
08/15/2025	6.375%	2,683,000	2,776,937
Total			40,490,849
Other Utility 0.1%
Essential Utilities, Inc.
04/15/2030	2.704%	2,570,000	2,407,310
Packaging 0.1%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	3,000	2,705
Sonoco Products Co.
02/01/2027	2.250%	2,795,000	2,650,510
Total			2,653,215
Paper 0.1%
Georgia-Pacific LLC(a)
04/30/2027	2.100%	3,105,000	2,930,912
Pharmaceuticals 0.7%
AbbVie, Inc.
11/21/2029	3.200%	2,885,000	2,850,706
11/06/2042	4.400%	2,700,000	2,862,020
Bristol Myers Squibb Co.
03/15/2032	2.950%	2,680,000	2,626,559
11/13/2050	2.550%	1,968,000	1,631,521
Merck & Co., Inc.
06/10/2027	1.700%	2,175,000	2,060,596
Roche Holdings, Inc.(a)
12/13/2051	2.607%	2,850,000	2,463,760
Royalty Pharma PLC
09/02/2030	2.200%	3,545,000	3,104,289
Viatris, Inc.
06/22/2050	4.000%	888,000	749,730
Total			18,349,181
Property & Casualty 0.2%
Alleghany Corp.
08/15/2051	3.250%	845,000	736,736
American International Group, Inc.
05/01/2036	6.250%	2,600,000	3,211,136
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Assured Guaranty US Holdings, Inc.
09/15/2051	3.600%	1,808,000	1,564,462
Total			5,512,334
Railroads 0.3%
Burlington Northern Santa Fe LLC
04/01/2045	4.150%	2,035,000	2,156,629
09/15/2051	3.300%	1,325,000	1,263,290
Union Pacific Corp.
08/15/2039	3.550%	3,225,000	3,191,178
Total			6,611,097
Retail REIT 0.6%
Essential Properties LP
07/15/2031	2.950%	2,176,000	1,910,830
National Retail Properties, Inc.
10/15/2048	4.800%	1,730,000	1,859,217
Phillips Edison Grocery Center Operating Partnership I LP
11/15/2031	2.625%	1,450,000	1,280,206
STORE Capital Corp.
03/15/2029	4.625%	1,054,000	1,094,759
12/01/2031	2.700%	5,039,000	4,465,443
Tanger Properties LP
09/01/2031	2.750%	5,859,000	5,093,186
Total			15,703,641
Retailers 1.0%
AutoNation, Inc.
08/01/2028	1.950%	1,586,000	1,423,048
Dick’s Sporting Goods, Inc.
01/15/2032	3.150%	3,139,000	2,876,919
Dollar Tree, Inc.
12/01/2031	2.650%	3,145,000	2,875,136
Home Depot, Inc. (The)
06/15/2047	3.900%	225,000	233,497
03/15/2051	2.375%	2,727,000	2,190,978
Lowe’s Companies, Inc.
04/01/2031	2.625%	4,855,000	4,544,918
04/01/2052	4.250%	4,490,000	4,646,387
Magic MergeCo, Inc.(a)
05/01/2028	5.250%	2,400,000	2,205,497
Target Corp.
01/15/2052	2.950%	2,074,000	1,909,995
Victoria’s Secret & Co.(a)
07/15/2029	4.625%	1,920,000	1,729,837
Total			24,636,212

10	CTIVP® – American Century Diversified Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supermarkets 0.2%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2030	4.875%	4,226,000	4,100,301
Technology 1.5%
Apple, Inc.
02/08/2051	2.650%	3,905,000	3,376,260
Broadcom, Inc.(a),(e)
04/15/2029	4.000%	1,183,000	1,182,420
Broadcom, Inc.
04/15/2029	4.750%	1,933,000	2,028,783
Dell International LLC/EMC Corp.
10/01/2029	5.300%	1,140,000	1,241,757
07/15/2036	8.100%	1,561,000	2,062,328
Dell International LLC/EMC Corp.(a)
12/15/2041	3.375%	3,095,000	2,611,793
Fiserv, Inc.
06/01/2030	2.650%	2,505,000	2,313,107
HP, Inc.
04/15/2029	4.000%	1,085,000	1,081,304
04/15/2032	4.200%	1,015,000	1,011,674
Intel Corp.
08/12/2041	2.800%	3,900,000	3,464,580
Microchip Technology, Inc.
09/01/2025	4.250%	6,045,000	6,123,164
NCR Corp.(a)
04/15/2029	5.125%	3,000,000	2,885,229
Oracle Corp.
04/01/2040	3.600%	2,325,000	2,015,400
Qorvo, Inc.
10/15/2029	4.375%	2,845,000	2,849,621
Qorvo, Inc.(a)
04/01/2031	3.375%	2,003,000	1,821,403
Seagate HDD Cayman
03/01/2024	4.875%	1,060,000	1,091,214
Workday, Inc.(e)
04/01/2029	3.700%	880,000	881,429
Total			38,041,466
Transportation Services 0.1%
GXO Logistics, Inc.(a)
07/15/2031	2.650%	2,318,000	2,013,305
Treasury 0.1%
Jordan Government International Bond(a)
10/10/2047	7.375%	3,000,000	2,733,050
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 0.8%
American Tower Corp.
03/15/2029	3.950%	485,000	487,260
American Tower Corp.(e)
03/15/2032	4.050%	1,081,000	1,084,254
Rogers Communications, Inc.(a)
03/15/2032	3.800%	655,000	649,884
Sprint Corp.
02/15/2025	7.625%	5,325,000	5,844,136
T-Mobile USA, Inc.
02/01/2028	4.750%	5,258,000	5,343,420
04/15/2031	3.500%	2,520,000	2,372,769
T-Mobile USA, Inc.(a)
04/15/2031	3.500%	1,565,000	1,474,829
10/15/2052	3.400%	1,035,000	884,106
Vodafone Group PLC(d)
06/04/2081	4.125%	3,030,000	2,762,973
Total			20,903,631
Wirelines 1.4%
AT&T, Inc.
03/01/2029	4.350%	5,465,000	5,771,861
03/01/2037	5.250%	4,932,000	5,614,927
08/15/2037	4.900%	2,275,000	2,481,033
03/15/2042	5.150%	2,860,000	3,222,358
06/15/2044	4.800%	586,000	622,585
03/09/2049	4.550%	2,340,000	2,460,773
Level 3 Financing, Inc.(a)
09/15/2027	4.625%	2,284,000	2,154,665
Telecom Italia Capital SA
11/15/2033	6.375%	3,600,000	3,450,740
Telefonica Emisiones SAU
03/06/2048	4.895%	4,400,000	4,567,337
Verizon Communications, Inc.
09/21/2028	4.329%	2,301,000	2,428,781
01/20/2031	1.750%	2,080,000	1,815,522
03/22/2041	3.400%	1,571,000	1,478,543
Total			36,069,125
Total Corporate Bonds & Notes (Cost $1,057,392,023)			988,737,523

Foreign Government Obligations(f) 1.8%

Brazil 0.2%
Brazilian Government International Bond
04/07/2026	6.000%	5,600,000	6,071,034

CTIVP® – American Century Diversified Bond Fund | First Quarter Report 2022	11

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2022 (Unaudited)
Foreign Government Obligations(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust(a)
10/15/2031	2.500%	1,343,000	1,231,872
Colombia 0.1%
Colombia Government International Bond
09/18/2037	7.375%	3,000,000	3,379,802
Jordan 0.1%
Jordan Government International Bond(a)
10/10/2047	7.375%	2,500,000	2,277,542
Mexico 0.3%
Petroleos Mexicanos
01/30/2023	3.500%	1,259,000	1,259,313
03/13/2027	6.500%	5,875,000	5,964,381
Total			7,223,694
Namibia 0.0%
Namibia International Bonds(a)
10/29/2025	5.250%	1,200,000	1,205,513
Norway 0.1%
Equinor ASA
11/18/2049	3.250%	1,590,000	1,497,473
Panama 0.0%
Panama Government International Bond
01/26/2036	6.700%	1,000,000	1,236,372
Qatar 0.1%
Ooredoo International Finance Ltd.(a)
04/08/2031	2.625%	1,900,000	1,780,488
Saudi Arabia 0.3%
SA Global Sukuk Ltd.(a)
06/17/2031	2.694%	7,000,000	6,635,009
Singapore 0.1%
BOC Aviation Ltd.(a)
01/21/2026	1.750%	2,400,000	2,227,523
South Africa 0.1%
Republic of South Africa Government International Bond
06/22/2030	5.875%	1,600,000	1,676,204
Tunisia 0.0%
Banque Centrale de Tunisie International Bond(a)
01/30/2025	5.750%	1,800,000	1,214,759
Foreign Government Obligations(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Arab Emirates 0.1%
Abu Dhabi National Energy Co. PJSC(a)
04/29/2028	2.000%	2,240,000	2,091,618
United States 0.3%
Antares Holdings LP(a)
01/15/2027	2.750%	1,876,000	1,656,451
DAE Funding LLC(a)
08/01/2024	1.550%	2,075,000	1,958,079
03/20/2028	3.375%	4,569,000	4,286,506
Total			7,901,036
Total Foreign Government Obligations (Cost $50,999,814)			47,649,939

Inflation-Indexed Bonds 2.2%

United States 2.2%
U.S. Treasury Inflation-Indexed Bond
01/15/2028	0.500%	29,634,540	31,589,098
07/15/2029	0.250%	6,594,720	7,021,052
01/15/2030	0.125%	546,375	575,116
07/15/2031	0.125%	16,783,680	17,840,575
Total			57,025,841
Total Inflation-Indexed Bonds (Cost $59,259,800)			57,025,841

Municipal Bonds 1.9%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.2%
California State University
Taxable Refunding Revenue Bonds
Series 2020B
11/01/2051	2.975%	2,250,000	2,007,366
Los Angeles Community College District
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
08/01/2049	6.750%	800,000	1,204,892
Rutgers, The State University of New Jersey
Revenue Bonds
Build America Bonds
Series 2010
05/01/2040	5.665%	525,000	636,043
Total			3,848,301

12	CTIVP® – American Century Diversified Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hospital 0.1%
Escambia County Health Facilities Authority
Taxable Refunding Revenue Bonds
Health Care Facilities
Series 2020 (AGM)
08/15/2040	3.607%	2,170,000	2,063,171
Regents of the University of California Medical Center
Revenue Bonds
Taxable
Series 2020N
05/15/2060	3.256%	1,595,000	1,417,199
Total			3,480,370
Local General Obligation 0.1%
City of Chicago
Unlimited General Obligation Bonds
Taxable
Series 2017B
01/01/2029	7.045%	740,000	812,945
City of Houston
Limited General Obligation Bonds
Taxable
Series 2017
03/01/2047	3.961%	800,000	851,876
Total			1,664,821
Municipal Power 0.0%
Sacramento Municipal Utility District
Revenue Bonds
Build America Bonds
Series 2010
05/15/2036	6.156%	900,000	1,147,010
Other Bond Issue 0.1%
City of San Francisco Public Utilities Commission Water
Revenue Bonds
Build America Bonds
Series 2010
11/01/2040	6.000%	1,050,000	1,276,874
San Diego County Regional Airport Authority
Revenue Bonds
Taxable Senior Consolidated Rental Car Facility
Series 2014
07/01/2043	5.594%	935,000	1,001,030
Total			2,277,904
Ports 0.1%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 168th
Series 2011
10/01/2051	4.926%	2,000,000	2,398,498
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sales Tax 0.1%
Santa Clara Valley Transportation Authority
Revenue Bonds
Series 2010 (BAM)
04/01/2032	5.876%	2,220,000	2,515,669
Special Non Property Tax 0.1%
Missouri Highway & Transportation Commission
Revenue Bonds
Build America Bonds
Series 2009
05/01/2033	5.445%	1,700,000	1,963,751
New York State Dormitory Authority
Unrefunded Revenue Bonds
Taxable
Series 2019F
02/15/2043	3.190%	1,265,000	1,190,296
Total			3,154,047
State Appropriated 0.2%
Kentucky Turnpike Authority
Revenue Bonds
Build America Bonds
Series 2010B
07/01/2030	5.722%	2,050,000	2,350,622
Michigan Strategic Fund
Taxable Revenue Bonds
Flint Water Advocacy Fund
Series 2021
09/01/2047	3.225%	3,550,000	3,227,460
Total			5,578,082
State General Obligation 0.3%
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/2039	7.300%	3,445,000	4,848,832
Unlimited General Obligation Refunding Bonds
Taxable
Series 2018
04/01/2038	4.600%	2,335,000	2,554,495
Total			7,403,327
Tobacco 0.2%
Golden State Tobacco Securitization Corp.
Revenue Bonds
Taxable
Series 2021
06/01/2034	2.746%	4,635,000	4,211,317

CTIVP® – American Century Diversified Bond Fund | First Quarter Report 2022	13

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Transportation 0.1%
Metropolitan Transportation Authority
Revenue Bonds
Taxable Build America Bonds
Series 2010
11/15/2040	6.687%	1,650,000	2,077,215
Turnpike / Bridge / Toll Road 0.3%
Bay Area Toll Authority
Revenue Bonds
Build America Bonds
Subordinated Series 2010S-1
04/01/2040	6.918%	1,265,000	1,733,134
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Taxable Toll Road
Series 2019A
01/15/2049	4.094%	2,285,000	2,275,424
New Jersey Turnpike Authority
Revenue Bonds
Taxable Build America Bonds
Series 2009
01/01/2040	7.414%	1,275,000	1,857,191
Ohio Turnpike & Infrastructure Commission
Taxable Refunding Revenue Bonds
Junior Lien - Infrastructure Projects
Series 2020
02/15/2048	3.216%	2,640,000	2,413,918
Total			8,279,667
Water & Sewer 0.0%
Ohio Water Development Authority Water Pollution Control
Revenue Bonds
Taxable Loan Fund-Water Quality
Series 2010B-2
12/01/2034	4.879%	1,160,000	1,275,150
Total Municipal Bonds (Cost $47,821,217)			49,311,378

Residential Mortgage-Backed Securities - Agency 11.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b)
12-month USD LIBOR + 1.867% Cap 10.008% 07/01/2036	2.142%	782,813	815,206
1-year CMT + 2.135% Cap 10.644% 10/01/2036	2.198%	563,057	592,769
1-year CMT + 2.255% Cap 10.177% 04/01/2037	2.357%	691,175	722,595
12-month USD LIBOR + 1.858% Cap 9.429% 07/01/2041	2.108%	417,000	434,403
12-month USD LIBOR + 1.650% Cap 7.065% 12/01/2042	1.900%	437,971	448,683
Federal Home Loan Mortgage Corp.
02/01/2038	6.000%	321,753	359,536
01/01/2052	2.500%	6,410,707	6,132,758
Federal Home Loan Mortgage Corp.(g)
07/01/2051- 12/01/2051	3.000%	28,529,603	28,004,635
Federal Home Loan Mortgage Corp. REMICS(h)
CMO Series 5146 Class DI
07/25/2039	5.500%	4,045,616	770,806
Federal National Mortgage Association
12/01/2033- 09/01/2037	6.000%	711,125	790,197
03/01/2034- 02/01/2047	3.500%	22,306,304	22,742,229
04/01/2039- 11/01/2040	4.500%	5,573,468	5,931,037
05/01/2039	6.500%	208,232	236,889
08/01/2041- 11/01/2059	4.000%	9,345,458	9,769,109
05/01/2050- 02/01/2052	3.000%	48,892,972	47,996,356
12/01/2051- 01/01/2052	2.500%	13,978,482	13,372,417
Federal National Mortgage Association(b)
6-month USD LIBOR + 1.565% Floor 1.565%, Cap 11.154% 06/01/2035	1.727%	265,655	275,169
6-month USD LIBOR + 1.565% Floor 1.565%, Cap 11.185% 06/01/2035	1.739%	951,358	985,456
6-month USD LIBOR + 1.565% Floor 1.565%, Cap 11.281% 06/01/2035	1.751%	356,337	369,114
6-month USD LIBOR + 1.565% Floor 1.565%, Cap 11.072% 06/01/2035	1.767%	371,219	384,214
1-year CMT + 2.155% Floor 2.155%, Cap 9.614% 03/01/2038	2.242%	857,205	901,214

14	CTIVP® – American Century Diversified Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
12-month USD LIBOR + 1.610% Floor 1.610%, Cap 8.175% 03/01/2047	3.175%	1,168,998	1,177,919
12-month USD LIBOR + 1.610% Floor 1.610%, Cap 8.134% 04/01/2047	3.134%	1,148,443	1,158,485
CMO Series 2005-106 Class UF
1-month USD LIBOR + 0.300% Floor 0.300%, Cap 7.000% 11/25/2035	0.757%	453,909	453,495
Federal National Mortgage Association(g)
02/01/2052	3.000%	9,510,710	9,342,582
Freddie Mac REMICS(h)
CMO Series 205123 Class HI
01/25/2042	5.000%	6,995,371	1,117,200
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
CMO Series 2015-HQ2 Class M3
1-month USD LIBOR + 3.250% 05/25/2025	3.707%	594,765	594,764
Government National Mortgage Association
02/15/2040- 06/15/2041	4.500%	8,054,595	8,714,640
03/15/2040	5.000%	506,407	558,666
07/15/2040- 11/20/2040	4.000%	1,183,717	1,238,579
04/20/2042- 06/20/2051	3.500%	11,969,511	12,216,331
09/20/2051	2.500%	9,959,368	9,679,539
Government National Mortgage Association TBA(e)
04/21/2052	4.000%	24,900,000	25,407,727
Uniform Mortgage-Backed Security TBA(e)
04/13/2052	3.500%	44,288,000	44,399,585
04/13/2052	4.000%	37,306,000	38,110,411
Total Residential Mortgage-Backed Securities - Agency (Cost $301,263,526)			296,204,715

Residential Mortgage-Backed Securities - Non-Agency 8.6%

Angel Oak Mortgage Trust(a),(c)
CMO Series 2019-5 Class M1
10/25/2049	3.304%	5,000,000	4,810,716
CMO Series 2021-5 Class M1
07/25/2066	2.387%	6,150,000	5,540,218
Arroyo Mortgage Trust(a),(c)
CMO Series 2019-2 Class M1
04/25/2049	4.760%	7,000,000	6,854,014
Arroyo Mortgage Trust(a)
CMO Series 2020-1 Class M1
03/25/2055	4.277%	2,850,000	2,824,951
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bear Stearns Adjustable Rate Mortgage Trust(b)
CMO Series 2006-1 Class A1
1-year CMT + 2.250% Floor 2.250%, Cap 9.895% 02/25/2036	2.460%	758,235	767,234
Bellemeade Re Ltd.(a),(b)
CMO Series 2017-1 Class M2
1-month USD LIBOR + 3.350% 10/25/2027	3.807%	5,498,625	5,521,182
CMO Series 2018-1A Class M2
1-month USD LIBOR + 2.900% 04/25/2028	3.357%	8,912,178	8,879,841
CMO Series 2019-3A Class M1C
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	2.407%	1,590,000	1,580,285
CMO Series 2021-3A Class M1B
30-day Average SOFR + 1.400% Floor 1.400% 09/25/2031	1.449%	9,575,000	9,308,762
Citigroup Mortgage Loan Trust(a),(c)
Subordinated CMO Series 2015-PS1 Class B3
09/25/2042	5.250%	5,455,828	5,468,290
COLT Mortgage Loan Trust(a),(c)
Subordinated CMO Series 2021-1HX1 Class B1
10/25/2066	3.110%	4,000,000	3,416,870
Credit Suisse Mortgage Capital Certificates(a),(c)
Subordinated CMO Series 2020-SPT1 Class B2
04/25/2065	3.388%	8,000,000	7,879,158
Credit Suisse Mortgage Capital Trust(a),(c)
Subordinated CMO Series 2019-AFC1 Class B1
07/25/2049	4.065%	5,775,000	5,463,698
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2021-NQM8 Class B1
10/25/2066	4.211%	5,975,000	5,408,157
CMO Series 2021-NQM8 Class M1
10/25/2066	3.256%	2,200,000	2,025,127
Subordinated CMO Series 2019-NQM1 Class B1
10/25/2059	3.890%	6,224,000	6,027,158
CSMC Trust(a),(c)
CMO Series 2021-NQM6 Class M1
07/25/2066	2.581%	6,250,000	5,645,640
Eagle Re Ltd.(a),(b)
CMO Series 2018-1 Class B1
1-month USD LIBOR + 4.000% Floor 4.000% 11/25/2028	4.457%	3,000,000	2,889,122

CTIVP® – American Century Diversified Bond Fund | First Quarter Report 2022	15

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-1 Class M2
1-month USD LIBOR + 3.000% Floor 3.000% 11/25/2028	3.457%	8,130,000	8,098,153
Ellington Financial Mortgage Trust(a),(c)
Subordinated CMO Series 2020-1 Class B1
05/25/2065	5.265%	4,962,000	4,877,768
Fannie Mae Connecticut Avenue Securities(b)
CMO Series 2014-C02 Class 2M2
1-month USD LIBOR + 2.600% Floor 2.600% 05/25/2024	3.057%	1,324,058	1,322,498
CMO Series 2014-C04 Class 1M2
1-month USD LIBOR + 4.900% Floor 4.900% 11/25/2024	5.357%	1,288,270	1,326,318
CMO Series 2015-C02 Class 1M2
1-month USD LIBOR + 4.000% Floor 4.000% 05/25/2025	4.457%	809,366	809,365
CMO Series 2015-C04 Class 1M2
1-month USD LIBOR + 5.700% 04/25/2028	6.157%	4,338,174	4,640,439
CMO Series 2015-C04 Class 2M2
1-month USD LIBOR + 5.550% 04/25/2028	6.007%	4,120,999	4,279,100
CMO Series 2016-C01 Class 1M2
1-month USD LIBOR + 6.750% Floor 6.750% 08/25/2028	7.207%	2,113,170	2,260,636
Fannie Mae Connecticut Avenue Securities(a),(b)
CMO Series 2015-C01 Class 1M2
1-month USD LIBOR + 4.300% Floor 4.300% 02/25/2025	4.757%	282,128	286,639
Federal Home Loan Mortgage Corp. STACR REMIC Trust(a),(b)
CMO Series 2020-HQA4 Class M2
1-month USD LIBOR + 3.150% 09/25/2050	3.607%	529,127	529,712
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes(b)
CMO Series 2014-DN3 Class M3
1-month USD LIBOR + 4.000% 08/25/2024	4.457%	1,560,844	1,584,266
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2020-HQA2 Class M2
1-month USD LIBOR + 3.100% 03/25/2050	3.557%	2,168,570	2,176,798
CMO Series 2020-HQA3 Class M2
1-month USD LIBOR + 3.600% 07/25/2050	4.057%	650,374	651,303
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac STACR Trust(a),(b)
CMO Series 2019-DNA2 Class B1
1-month USD LIBOR + 4.350% 03/25/2049	4.807%	2,300,000	2,320,279
Home Re Ltd.(a),(b)
CMO Series 2018-1 Class M2
1-month USD LIBOR + 3.000% 10/25/2028	3.457%	7,150,000	7,117,028
Homeward Opportunities Fund I Trust(a),(c)
CMO Series 2020-2 Class B3
05/25/2065	5.514%	7,075,000	7,049,931
JPMorgan Mortgage Trust(c)
CMO Series 2005-S2 Class 3A1
02/25/2032	7.166%	194,756	190,129
CMO Series 2006-A4 Class 3A1
06/25/2036	2.973%	976,887	778,307
JPMorgan Mortgage Trust
CMO Series 2006-S1 Class 1A2
04/25/2036	6.500%	2,091,623	2,110,677
JPMorgan Mortgage Trust(a),(c)
Subordinated CMO Series 2019-LTV3 Class B4
03/25/2050	4.363%	6,573,142	6,427,705
JPMorgan Wealth Management(a),(b)
CMO Series 2021-CL1 Class M4
30-day Average SOFR + 2.750% 03/25/2051	2.767%	1,134,072	1,093,622
MASTR Adjustable Rate Mortgages Trust(c)
CMO Series 2004-13 Class 3A7
11/21/2034	2.759%	414,486	413,255
Merrill Lynch Mortgage Investors Trust(c)
CMO Series 2005-A2 Class A2
02/25/2035	2.813%	795,155	770,605
Oaktown Re IV Ltd.(a),(b)
CMO Series 2020-1A Class M2
1-month USD LIBOR + 7.000% Floor 7.000% 07/25/2030	7.457%	1,276,617	1,283,709
Oaktown Re V Ltd.(a),(b)
CMO Series 2020-2A Class M1B
1-month USD LIBOR + 3.600% Floor 3.600% 10/25/2030	4.057%	3,025,403	3,042,581
PRKCM Trust(a),(c)
CMO Series 2021-AFC1 Class M1
08/25/2056	3.114%	6,966,000	6,292,354
Radnor Re Ltd.(a),(b)
CMO Series 2018-1 Class B1
1-month USD LIBOR + 3.800% 03/25/2028	4.257%	3,000,000	2,954,800

16	CTIVP® – American Century Diversified Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-1 Class M2
1-month USD LIBOR + 2.700% 03/25/2028	3.157%	7,500,000	7,383,337
Subordinated CMO Series 2021-2 Class M1A
30-day Average SOFR + 1.850% Floor 1.850% 11/25/2031	1.899%	4,300,000	4,302,471
Subordinated CMO Series 2021-2 Class M1B
30-day Average SOFR + 3.700% Floor 3.700% 11/25/2031	3.749%	3,088,000	3,044,379
Residential Mortgage Loan Trust(a),(c)
Subordinated CMO Series 2019-3 Class B1
09/25/2059	3.810%	4,750,000	4,589,822
Seasoned Credit Risk Transfer Trust(a)
CMO Series 2021-1 Class M
09/25/2060	4.250%	3,467,000	3,326,433
STACR Trust(a),(b)
CMO Series 2018-HRP1 Class M2
1-month USD LIBOR + 1.650% 04/25/2043	2.107%	1,233,444	1,230,346
Starwood Mortgage Residential Trust(a)
CMO Series 2020-2 Class B2E
04/25/2060	3.000%	5,000,000	5,003,217
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2020-3 Class B1
04/25/2065	4.750%	4,000,000	3,937,222
Structured Adjustable Rate Mortgage Loan Trust(c)
CMO Series 2004-8 Class 2A1
07/25/2034	2.402%	746,756	756,801
Verus Securitization Trust(a),(c)
Subordinated CMO Series 2019-3 Class B1
07/25/2059	4.043%	9,400,000	9,413,436
Subordinated CMO Series 2019-4 Class B1
11/25/2059	3.860%	5,211,000	5,155,215
Subordinated CMO Series 2020-4 Class B1
05/25/2065	5.046%	5,000,000	4,964,626
Vista Point Securitization Trust(a),(c)
Subordinated CMO Series 2020-2 Class B1
04/25/2065	4.900%	2,000,000	1,954,960
WaMu Mortgage Pass-Through Certificates Trust
CMO Series 2003-S11 Class 3A5
11/25/2033	5.950%	100,725	99,781
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2006-7 Class 3A1
06/25/2036	6.000%	350,346	338,387
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $227,243,221)			220,498,833

U.S. Treasury Obligations 19.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
01/31/2024	0.875%	30,000,000	29,238,281
12/15/2024	1.000%	30,000,000	28,828,125
01/15/2025	1.125%	60,000,000	57,782,813
02/15/2025	1.500%	38,000,000	36,943,125
03/15/2025	1.750%	43,000,000	42,092,969
02/28/2027	1.875%	20,000,000	19,467,188
03/31/2027	2.375%	16,000,000	16,037,500
02/15/2032	1.875%	3,000,000	2,881,406
02/15/2039	3.500%	7,350,000	8,415,750
05/15/2040	1.125%	3,000,000	2,362,969
08/15/2040	1.125%	11,000,000	8,617,813
11/15/2040	1.375%	7,700,000	6,293,547
02/15/2041	1.875%	26,000,000	23,135,937
05/15/2041	2.250%	15,000,000	14,153,906
11/15/2041	2.000%	2,500,000	2,261,719
11/15/2041	3.125%	6,400,000	6,898,000
02/15/2042	2.375%	17,000,000	16,405,000
05/15/2042	3.000%	15,000,000	15,869,531
02/15/2044	3.625%	900,000	1,046,250
11/15/2044	3.000%	15,000,000	15,888,281
08/15/2049	2.250%	14,100,000	13,390,594
11/15/2049	2.375%	14,000,000	13,676,250
02/15/2051	1.875%	7,000,000	6,111,875
05/15/2051	2.375%	11,000,000	10,776,562
11/15/2051	1.875%	8,700,000	7,617,938
02/15/2052	2.250%	31,000,000	29,730,937
U.S. Treasury(i)
11/15/2048	3.375%	13,000,000	15,203,906
08/15/2051	2.000%	38,500,000	34,704,141
Total U.S. Treasury Obligations (Cost $510,574,596)			485,832,313

Money Market Funds 6.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(j),(k)	165,411,575	165,345,410
Total Money Market Funds (Cost $165,347,259)		165,345,410
Total Investments in Securities (Cost: $2,816,996,957)		2,685,121,428
Other Assets & Liabilities, Net		(129,016,103)
Net Assets		2,556,105,325

CTIVP® – American Century Diversified Bond Fund | First Quarter Report 2022	17

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2022 (Unaudited)
At March 31, 2022, securities and/or cash totaling $23,135,509 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
23,578,164 MXN	1,090,663 USD	Goldman Sachs	06/15/2022	—	(79,188)
4,130,988 EUR	4,509,923 USD	JPMorgan	06/15/2022	—	(72,928)
10,296,097 CAD	8,061,776 USD	UBS	06/15/2022	—	(172,612)
Total				—	(324,728)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	182	06/2022	USD	27,311,375	—	(284,513)
U.S. Treasury 2-Year Note	1,123	06/2022	USD	237,988,267	—	(2,156,462)
U.S. Ultra Treasury Bond	77	06/2022	USD	13,638,625	—	(19,203)
Total					—	(2,460,178)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(815)	06/2022	USD	(100,143,125)	—	(205,688)
U.S. Treasury Ultra 10-Year Note	(35)	06/2022	USD	(4,741,406)	15,653	—
Total					15,653	(205,688)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 37	Goldman Sachs	12/20/2026	5.000	Quarterly	USD	291,400,000	(2,301,789)	—	—	—	(2,301,789)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2022, the total value of these securities amounted to $960,139,170, which represents 37.56% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2022.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2022.
(d)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2022.
(e)	Represents a security purchased on a when-issued basis.
(f)	Principal and interest may not be guaranteed by a governmental entity.
(g)	Represents a security purchased on a forward commitment basis.
(h)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(i)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(j)	The rate shown is the seven-day current annualized yield at March 31, 2022.
18	CTIVP® – American Century Diversified Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, March 31, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(k)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	48,600,720	511,115,455	(394,368,916)	(1,849)	165,345,410	(3,012)	35,878	165,411,575
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
CAD	Canada Dollar
EUR	Euro
MXN	Mexican Peso
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – American Century Diversified Bond Fund | First Quarter Report 2022	19

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1QT7028_12_A01_(05/22)